Income Tax (Income)/ Expense (Details) - Summary of income tax (Income)/ Expense - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax (Income)/ Expense (Details) - Summary of income tax (Income)/ Expense [Line Items]
Tax expense (income), continuing operations	$ (1,556,824)	$ 442,590	$ (5,422,119)
Prc [Member]
Income Tax (Income)/ Expense (Details) - Summary of income tax (Income)/ Expense [Line Items]
Current tax	47,916	256,808
Deferred tax	$ (1,614,740)	$ 185,787	$ (5,422,119)